EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions (Details) $ in Millions	Mar. 31, 2022 CAD ($)
Disclosure of defined benefit plans [line items]
Change in significant assumptions (in percent)	0.25%
Discount rate
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	$ (29.8)
Increase (decrease) in compensation rate	31.7
Compensation rate
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	8.3
Increase (decrease) in compensation rate	(8.5)
Canadian | Discount rate | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(26.6)
Increase (decrease) in compensation rate	28.4
Canadian | Discount rate | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(2.6)
Increase (decrease) in compensation rate	2.7
Canadian | Compensation rate | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	7.8
Increase (decrease) in compensation rate	(8.0)
Canadian | Compensation rate | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.5
Increase (decrease) in compensation rate	(0.5)
Foreign | Discount rate | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(0.2)
Increase (decrease) in compensation rate	0.2
Foreign | Discount rate | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(0.4)
Increase (decrease) in compensation rate	0.4
Foreign | Compensation rate | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.0
Increase (decrease) in compensation rate	0.0
Foreign | Compensation rate | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.0
Increase (decrease) in compensation rate	$ 0.0